Registration Nos. 333-137407
Investment Company Act File No. 811-06312

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-14

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933
[ ] Pre-Effective Amendment No. ____ [X] Post-Effective Amendment No. 1

(Check appropriate box or boxes)

THE LAZARD FUNDS, INC.
(Exact Name of Registrant as Specified in Charter)

(212) 632-6000
(Area Code and Telephone Number)

30 Rockefeller Plaza, New York, New York 10112
(Address of Principal Executive Offices: Number,
Street, City, State, Zip Code)

Nathan A. Paul, Esq.
30 Rockefeller Plaza
New York, New York 10112
(Name and Address of Agent for Service)

copy to:

Stuart H. Coleman, Esq.
Janna Manes, Esq.
Stroock & Stroock & Lavan LLP
180 Maiden Lane
New York, New York 10038-4982

An indefinite number of Registrant's shares of common stock, par value $0.001 per share, has been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940. Accordingly, no filing fee is being paid at this time.

           This Post-Effective Amendment consists of the following:

           (1) Facing Sheet of the Registration Statement

          (2) Part C to the Registration Statement (including signature page).

Parts A and B are incorporated herein by reference from the Registration Statement on Form N-14 (File No. 333-137407), filed on September 18, 2006, and the definitive versions filed pursuant to Rule 497 under the Securities Act of 1933, as amended, filed October 23, 2006.

This Post-Effective Amendment is being filed solely for the purpose to file the final tax opinion as Exhibit No. 12 to this Registration Statement on Form N-14.

THE LAZARD FUNDS, INC.
PART C
OTHER INFORMATION

All references to the "Registration Statement" are to Post-Effective Amendment No. 39 to the Registrant's Registration Statement on Form N-1A, filed April 28, 2006 (File No. 33-40682) (the "Registration Statement") unless otherwise noted.

Item 15	Indemnification.

The response to this item is incorporated by reference to Item 25 of Part C to Post-Effective Amendment No. 39 to the Registrant's Registration Statement on Form N-1A, filed on April 28, 2006 (the "Registration Statement").

Item 16	Exhibits.

(1) (2) (3) (4) (5) (6)(a) (6)(b) (7) (8) (9) (10)(a) (10(b) (10)(c) (11) (12) (13)(a) (13)(b) (14) (15) (16) (17)(a) (17)(b)	Articles of Incorporation, Articles of Amendment and Articles Supplementary(1), (2), (3), (5), (6) and (8)
By-Laws(8)
Not Applicable
Plan of Reorganization(9)
Reference is made to Exhibits (1) and (2) hereof
Investment Management Agreement(7)
Investment Management Agreement, as revised(8)
Distribution Agreement, as revised(6)
Not Applicable
Amended and Restated Custodian Contract(1)
Distribution and Servicing Plan, as revised(8)
Form of Servicing Agreement(8)
Rule 18f-3 Plan, as revised(8)
Consent of counsel(9)
Opinion and consent of counsel regarding tax matters*
Amendment to Revised Transfer Agency and Service Agreement(1)
Administration Agreement(4)
Consent of Independent Registered Public Accounting Firm(9)
Not Applicable
Power of Attorney(10)
Form of Proxy(9)
Registrant's Prospectus and Statement of Additional Information dated May 1, 2006 are incorporated by reference to the Registration Statement.

______________________________________________________________

*	Filed herein.
1.	Incorporated by reference from Registrant's Post-Effective Amendment No. 28 to the Registration Statement filed with the Securities and Exchange Commission (the "SEC") on April 29, 2003.
2.	Incorporated by reference from Registrant's Post-Effective Amendment No. 22 to the Registration Statement filed with the SEC on December 29, 2000.
3.	Incorporated by reference from Registrant's Post-Effective Amendment No. 25 to the Registration Statement filed with the SEC on April 30, 2001.
4.	Incorporated by reference from Registrant's Post-Effective Amendment No. 8 to the Registration Statement filed with the SEC on October 13, 1995.
5.	Incorporated by reference from Registrant's Post-Effective Amendment No. 31 to the Registration Statement filed with the SEC on December 3, 2004.
6.	Incorporated by reference from Registrant's Post-Effective Amendment No. 34 to the Registration Statement filed with the SEC on July 20, 2005.
7.	Incorporated by reference from Registrant's Post-Effective Amendment No. 36 to the Registration Statement filed with the SEC on September 28, 2005.
8.	Incorporated by reference from Registrant's Post-Effective Amendment No. 38 to the Registration Statement filed with the SEC on February 27, 2006.
9.	Incorporated by reference from Registrant's Registration Statement on Form N-14 (File No. 333-137407), filed with the SEC on September 18, 2006.
10.	Filed as part of signature page to Registrant's Registration Statement on Form N-14 (File No. 333-137407), filed with the SEC on September 18, 2006.

Item 17.	Undertakings

(1)	The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended (the "Securities Act"), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)	The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)	The undersigned Registrant agrees to file by post-effective amendment the final opinion of counsel regarding tax matters within a reasonable period of time after receiving such opinion.

SIGNATURES

As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed on behalf of the Registrant, in the City of New York, and State of New York on the 3rd day of January, 2007.

THE LAZARD FUNDS, INC. By: /s/ Charles Carroll Charles Carroll, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Charles Carroll Charles Carroll	President and Director	January 3, 2007

/s/ Stephen W. St. Clair Stephen W. St. Clair	Treasurer and Chief Financial Officer	January 3, 2007

/s/ Ashish Bhutani* Ashish Bhutani	Director	January 3, 2007

/s/ Lester Z. Lieberman* Lester Z. Lieberman	Director	January 3, 2007

/s/ Richard Reiss, Jr.* Richard Reiss, Jr.	Director	January 3, 2007

/s/ Kenneth S. Davidson* Kenneth S. Davidson	Director	January 3, 2007

/s/ Robert M. Solmson* Robert M. Solmson	Director	January 3, 2007

*By:	/s/ Nathan A. Paul Nathan A. Paul, Attorney-in-Fact

Exhibit Index

(12)	Opinion and consent of counsel regarding tax matters.